Income Taxes (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carryforwards	$ 2,480,000	$ 3,217,000
Intangible asset	85,000	158,000
Capital loss carryforward	146,000	236,000
Stock-based compensation	247,000	139,000
Deferred tax assets gross	2,958,000	3,750,000
Valuation allowance	(2,958,000)	(3,750,000)
Net deferred tax assets